April 15, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Schedule 14C Relating to
Strategic Partners Mutual Funds, Inc.

Ladies and Gentlemen:

Attached on behalf of Strategic Partners Style Mutual Funds, Inc. - Strategic Partners Small Cap Growth Opportunity Fund (the “Fund”), for filing pursuant to Rule 14c-5 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), please find attached a Definitive Schedule 14C relating to the selection of a new subadviser by the Fund’s investment manager, Prudential Investments LLC (“PI”).

The Fund is furnishing an information statement to their shareholders in lieu of a proxy statement in reliance on an exemptive order issued by the Securities and Exchange Commission on September 11, 1996 to Prudential Mutual Fund Management, Inc., PI’s predecessor and the Target Portfolio Trust, that authorized PI’s predecessor to enter into new subadvisory agreements without shareholder approval so long as the ability of the investment manager to change the subadviser was approved in advance by shareholders and certain other conditions were satisfied.

Please direct all comments and questions to Claudia DiGiacomo at 973-802-5032.

Very truly yours,

/s/ Claudia DiGiacomo